INTANGIBLE ASSET (Details Narrative) - USD ($)		12 Months Ended
	Nov. 10, 2020	Apr. 30, 2021	Oct. 31, 2021	Aug. 06, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				2,200,000
Warrants and Rights Outstanding, Term			5 years
Stock Issued During Period, Value, Purchase of Assets		$ 35,351
Warrants issued in connection with purchase of trademark		$ 50,232
Trademark Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Intangible Assets	$ 30,000
Stock Issued During Period, Shares, Purchase of Assets	35,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Warrants and Rights Outstanding, Term	10 years
Stock Issued During Period, Value, Purchase of Assets	$ 35,351
Warrants issued in connection with purchase of trademark	50,232
Indefinite-lived Intangible Assets Acquired	$ 115,583